Corporate General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate General and Administrative Expenses
Salaries and employee benefits	$ 3,581	$ 2,502
Directors' fees	452	341
Share-based payments	1,292	1,764
Professional fees	1,501	1,921
Office and general	2,069	2,078
Corporate general and administrative expenses	$ 8,895	$ 8,606